RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
		Sep. 18, 2024	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 23, 2025	Oct. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2023	Mar. 31, 2023
Related Party Transaction [Line Items]
Bearing interest percentage								90.00%
Issuance of common stock						$ 2,133,697	$ 268,998
Exercise price						$ 115.00
Class of Warrant or Right, Outstanding					10,430,800	10,430,800	10,430,800
Interest Expense, Operating and Nonoperating						$ 422
Costs and Expenses, Related Party						58,651	$ 4,045,673
Repayment of loan						250,000
Three Related Party [Member]
Related Party Transaction [Line Items]
Unsecured Debt						$ 840,000						$ 160,000	$ 1,000,000
Debt Instrument, Interest Rate, Effective Percentage						4.71%
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Unsecured Debt											$ 250,000
Related Party [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						$ 58,229	149,735
Other Liabilities					$ 3,895,938	$ 422	$ 3,895,938
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Repayment of loan				$ 250,000
Accrued interest				9,166
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Repayment of loan				1,750,000
Accrued interest				$ 70,000
Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares	[1]					638,048	5,583
Issuance of common stock	[1]					$ 64	$ 1
Class of Warrant or Right, Outstanding									730,689
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Principal amount					$ 250,000	$ 250,000	$ 250,000
Bearing interest percentage					15.00%		15.00%
Issuance of common stock, shares			10,474			10,474
Issuance of common stock		$ 375,000
Exercise price					$ 115.00		$ 115.00
Accrued interest						$ 9,166
Class of Warrant or Right, Outstanding			52,374							52,374
DRE Chicago LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares		47,000				75,418
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Principal amount					$ 1,750,000		$ 1,750,000
Bearing interest percentage					15.00%		15.00%
Issuance of common stock, shares			97,765
Exercise price					$ 115.00		$ 115.00
Class of Warrant or Right, Outstanding			488,826
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Principal amount						$ 1,750,000
Issuance of common stock, shares					550,000	97,765
Issuance of common stock					$ 3,500,000
Accrued interest						$ 70,000
Class of Warrant or Right, Outstanding						488,826

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.